Operating Expenses - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expense [line items]
Research and efficacy costs	£ 8	£ 6	£ 8
Auditor's remuneration for other services	0	0	0
Impairment Loss Recognised In Profit Or Loss Product development	87	0	0
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, property, plant and equipment	25	0	11
Expense of restructuring activities	0	2	0
Classification of assets as held for sale [member]
Operating expense [line items]
Reversal of impairment loss	3	0	0
Severance and Impairment of RightofUse Property Assets [Member]
Operating expense [line items]
Expense of restructuring activities	£ 0	£ 2	£ 0